Leases (Lease Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finance leases
2026	$ 4
2027	1
2028	0
2029	0
2030	0
2031 & thereafter	0
Total lease payments	5
Less: Imputed interest	0
Present value of lease payments	5	$ 7
Operating leases
2026	128
2027	99
2028	64
2029	33
2030	23
2031 & thereafter	327
Total lease payments	674
Less: Imputed interest	250
Present value of lease payments	$ 424